Business Combination - Acquisition of Ad Network Assets of Travora Media: Business Acquisition, Pro Forma Information (Tables)	3 Months Ended
Jun. 30, 2013
Tables/Schedules
Business Acquisition, Pro Forma Information

	Three month Period ended June 30,		Six month Period ended June 30,
	2013	2012	2013	2012
Revenues	$ 2,037,188	$ 2,877,219	$4,165,995	$ 5,433,476
Income from continuing operations, before provision for income taxes	$(3,233,210)	$ (723,320)	(10,716,404)	$ (1,984,306)
Income from continuing operations	$(3,236,435)	$ (729,832)	(10,720,429)	$ (1,992,817)
Net income	$(3,236,435)	$ (729,832)	(10,720,429)	$ (1,992,817)

Weighted average common shares outstanding:
Basic	14,426,692	10,501,912	14,426,692	10,501,912
Diluted	14,426,692	10,501,912	14,426,692	10,501,912

Earnings per share:
Basic - income from continuing operations	(0.2241)	$(0.0689)	$(0.7428)	$(0.1899)
Basic - net income	(0.2243)	$(0.0695)	$(0.7431)	$(0.1898)
Diluted - income from continuing operations	(0.2241)	$(0.0689)	$(0.7428)	$(0.1899)
Diluted - net income	(0.2243)	$(0.0695)	$(0.7431)	$(0.1898)